Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2024, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2025	2,681	674	33,718	6,210	5,454	3,127	51,864
2026	4,351	—	1,460	100	335	516	6,762
2027	3,260	—	—	—	—	180	3,440
2028	2,876	—	—	—	—	—	2,876
2029 and thereafter	5,991	—	—	—	—	—	5,991
Total	19,159	674	35,178	6,310	5,789	3,823	70,933